Warrants and founders' warrants - Warrants issued pursuant to equity compensation plan (Details) € / shares in Units, € in Thousands, $ in Thousands				12 Months Ended
	Apr. 03, 2020 shares	Jul. 21, 2018	Jul. 10, 2015 shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	7,475,708		270,414	7,475,708
BSPCE Warrants issued 12/22/2024, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2024, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2022, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2022, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 12/22/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2024, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2024, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2022, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2022, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 4/10/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2019, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2019, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2018, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, year one		0.33%
BSPCE Warrants issued 7/21/2018, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2017, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
BSPCE Warrants issued 7/21/2017, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting, date of grant				0.33%
Free share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				2,500,911
Initial valuation (Black-Scholes) | €				€ 2,311
Vesting period				2 years
Conservation period				2 years
Free share warrants | Free shares 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				2,500,911
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 07/21/2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				72,000
Exercise price (per share) | € / shares				€ 3.30
Volatility				59.95%
Risk-free rate				(0.62%)
Initial valuation (Black-Scholes) | €				€ 153
BSA Warrants Issued As Equity Compensation | BSA Warrants issued 08/04/2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				54,000
Exercise price (per share) | € / shares				€ 8.40
Volatility				49.77%
Risk-free rate				(0.18%)
Initial valuation (Black-Scholes) | €				€ 481
Founders share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				3,499,089
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				499,696
Exercise price (per share) | € / shares				€ 0.47
Volatility				57.91%
Risk-free rate				(0.77%)
Initial valuation (Black-Scholes) | $					$ 284
Founders share warrants | BSPCE Warrants issued 12/22/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				999,393
Exercise price (per share) | € / shares				€ 0.47
Volatility				57.80%
Risk-free rate				(0.77%)
Initial valuation (Black-Scholes) | $					508
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				666,667
Exercise price (per share) | € / shares				€ 0.27
Volatility				53.32%
Risk-free rate				(0.56%)
Initial valuation (Black-Scholes) | $					356
Founders share warrants | BSPCE Warrants issued 4/3/2020, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				1,333,333
Exercise price (per share) | € / shares				€ 0.27
Volatility				48.36%
Risk-free rate				(0.62%)
Initial valuation (Black-Scholes) | $					674
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				127,000
Exercise price (per share) | € / shares				€ 3.30
Volatility				57.25%
Risk-free rate				(0.65%)
Initial valuation (Black-Scholes) | $					421
Founders share warrants | BSPCE Warrants issued 7/21/2017, Grant 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				227,000
Exercise price (per share) | € / shares				€ 3.30
Volatility				54.07%
Risk-free rate				(0.53%)
Initial valuation (Black-Scholes) | $					347
Founders share warrants | BSPCE Warrants issued 3/15/16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				39,700
Exercise price (per share) | € / shares				€ 6.09
Volatility				56.74%
Risk-free rate				(0.41%)
Initial valuation (Black-Scholes) | $					83
Founders share warrants | BSPCE Warrants issued 12/4/2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				20,000
Exercise price (per share) | € / shares				€ 10.70
Volatility				53.79%
Risk-free rate				(0.22%)
Initial valuation (Black-Scholes) | $					78
Founders share warrants | BSPCE Warrants issued 9/23/2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				424,200
Exercise price (per share) | € / shares				€ 10.70
Volatility				53.16%
Risk-free rate				(0.19%)
Initial valuation (Black-Scholes) | $					2,591
Founders share warrants | BSPCE Warrants issued 5/22/2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				195,000
Exercise price (per share) | € / shares				€ 2.06
Volatility				49.09%
Risk-free rate				(0.13%)
Initial valuation (Black-Scholes) | $					$ 794